Cover page Document	Nov. 14, 2019
Cover page.
Amendment Flag	false
Entity Incorporation, State or Country Code	PA
Document Type	8-K
Document Period End Date	Nov. 14, 2019
Entity File Number	001-11138
Entity Tax Identification Number	25-1428528
Entity Address, Address Line One	601 Philadelphia Street
Entity Address, City or Town	Indiana
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15701
Entity Registrant Name	FIRST COMMONWEALTH FINANCIAL CORP /PA/
Entity Central Index Key	0000712537
City Area Code	724
Local Phone Number	349-7220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false